Label		Element	Value
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
GuidePath® Altegris® Diversified Alternatives Allocation Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.66% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	19.66%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/ AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time. The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Service Shares (as of June 30, 2015) was 0.99%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2014	2.13%
Worst Quarter:	Quarter ended June 30, 2013	-1.20%

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.99%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.13%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.20%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.19%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	6.13%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	2.83%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.77%
Amount of Fee Waiver and/or Expense Assumption	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	[2],[3]	rr_NetExpensesOverAssets	3.37%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 340
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,115
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,910
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,985
Annual Return 2013		rr_AnnualReturn2013	3.05%
Annual Return 2014		rr_AnnualReturn2014	4.72%
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.72%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.63%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.91%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.76%
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.67%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.62%

[1]	HFRI Fund of Funds Composite Index since inception annualized returns data is only available for monthly periods. The since inception annualized return begins on August 31, 2012.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	AssetMark, Inc. (the "Advisor") has contractually agreed through July 31, 2016 to: (i) waive its entire Management and Administrative Services Fees and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.00% of average daily net assets. Each agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination.